Vessels, Net, Net Book Value - 20F (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Depreciation [Abstract]
Additions	$ (4,196)	$ (158)	$ (1,865)	$ (3)	$ (982)
Net book value	195,684		199,880	61
Vessels [Member]
Cost [Abstract]
Beginning balance	201,684	0	0	0
Additions	0		201,684	0
Ending balance	201,684		201,684	0	0
Accumulated Depreciation [Abstract]
Beginning balance	(1,844)	$ 0	0	0
Additions	(4,185)		(1,844)	0
Ending balance	(6,029)		(1,844)	0	$ 0
Net book value	$ 195,655		$ 199,840	$ 0